restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
restructuring and other costs
Goods and services purchased	$ 73	$ 46	$ 143	$ 86
Employee benefits expense	116	87	361	144
Total	189	133	504	230	$ 706	$ 432
Real estate rationalization-related restructuring impairments of property, plant and equipment		1	4	4
Restructuring
restructuring and other costs
Goods and services purchased	56	42	113	76
Employee benefits expense	97	87	212	144
Total	153	129	325	220
Other
restructuring and other costs
Goods and services purchased	17	4	30	10
Employee benefits expense	19		149
Total	$ 36	$ 4	$ 179	$ 10